Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Taxes [Abstract]
Income tax expense	$ 0	$ 398,000	$ 0	$ 34,000
Combined federal and state rate used to estimate income tax expense (benefit)			38.00%
Operating loss carryforwards	$ 18,800,000		$ 18,800,000
Loss carryforwards expiration period range			2022